Annual Fund Operating Expenses	Jun. 30, 2025
Allspring California Limited-Term Tax-Free fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2026
Allspring California Limited-Term Tax-Free fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.80%
Allspring California Tax-Free Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2026
Allspring California Tax-Free Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	0.75%
Allspring California Tax-Free Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution or Similar (Non 12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	1.50%
Allspring High Yield Municipal Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2026
Allspring High Yield Municipal Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	0.80%
Allspring High Yield Municipal Bond Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution or Similar (Non 12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	1.76%
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	1.55%
Allspring Intermediate Tax/AMT-Free Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2027
Allspring Intermediate Tax/AMT-Free Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.66%
Allspring Intermediate Tax/AMT-Free Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution or Similar (Non 12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.56%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	1.41%
Allspring Minnesota Tax-Free Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2027
Allspring Minnesota Tax-Free Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.83%
Allspring Municipal Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2026
Allspring Municipal Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.73%
Allspring Municipal Bond Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Distribution or Similar (Non 12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.48%
Allspring Pennsylvania Tax-Free Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2026
Allspring Pennsylvania Tax-Free Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.56%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.22%)
Net Expenses (as a percentage of Assets)	0.74%
Allspring Short-Term Municipal Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2026
Allspring Short-Term Municipal Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.63%
Allspring Short-Term Municipal Bond Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution or Similar (Non 12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.50%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	1.38%
Allspring Strategic Municipal Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2027
Allspring Strategic Municipal Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.78%
Allspring Strategic Municipal Bond Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution or Similar (Non 12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.53%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.53%
Allspring Ultra Short-Term Municipal Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2026
Allspring Ultra Short-Term Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.50%
Allspring Ultra Short-Term Municipal Income Fund | Class A2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.40%
Allspring Wisconsin Tax-Free Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2026
Allspring Wisconsin Tax-Free Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.23%)
Net Expenses (as a percentage of Assets)	0.70%